Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net loss	$ (49,253)	$ (166,544)	$ (66,852)	$ (184,899)
Unrealized gains (losses) from marketable securities	5	(368)	466	(624)
Foreign currency translation gains (losses)	49	(108)	75	(6)
Other comprehensive income (loss)	54	(476)	541	(630)
Comprehensive loss	(49,199)	(167,020)	(66,311)	(185,529)
Comprehensive loss attributable to stockholders of Frontline Ltd.	(48,963)	(166,632)	(65,647)	(186,565)
Comprehensive (loss) income attributable to noncontrolling interest	$ (236)	$ (388)	$ (664)	$ 1,036